1 Operations (Details)	12 Months Ended
Dec. 31, 2020
Copel geracao e transmissao s.a. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Copel Geração e Transmissão S.A. (Copel GeT)
Headquarters	Curitiba/PR
Main activity	Production and transmission of electricity
Interest	100.00%
Investor	Copel
Copel Distribuicao S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Copel Distribuição S.A. (Copel DIS)
Headquarters	Curitiba/PR
Main activity	Distribution and marketing of electricity
Interest	100.00%
Investor	Copel
Copel Telecomunicacoes S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Copel Telecomunicações S.A. (Copel TEL) (Note 40)
Headquarters	Curitiba/PR
Main activity	Telecommunication and communication
Interest	100.00%
Investor	Copel
Copel Servicos S.A. (Copel SER) [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Copel Serviços S.A. (Copel SER)	[1]
Headquarters	Curitiba/PR	[1]
Main activity	Production of electricity	[1]
Interest	100.00%	[1]
Investor	Copel	[1]
Copel Comercializacao S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Copel Comercialização S.A. (Copel COM)
Headquarters	Curitiba/PR
Main activity	Commercialization of electricity
Interest	100.00%
Investor	Copel
Companhia Paranaense de Gas - Compagas [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Companhia Paranaense de Gás - Compagás
Headquarters	Curitiba/PR
Main activity	Distribution of pipeline gas
Interest	51.00%
Investor	Copel
Elejor - Centrais Eletricas do Rio Jordao S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Elejor - Centrais Elétricas do Rio Jordão S.A.
Headquarters	Curitiba/PR
Main activity	Production of electricity
Interest	70.00%
Investor	Copel
UEG Araucaria Ltda. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	UEG Araucária Ltda. (UEGA)
Headquarters	Curitiba/PR
Main activity	Production of electricity from natural gas
Interest	20.30%
Investor	Copel
UEG Araucaria Ltda. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	UEG Araucária Ltda. (UEG)
Headquarters	Curitiba/PR
Main activity	Production of electricity from natural gas
Interest	60.90%
Investor	Copel GeT
Sao Bento Energia, Investimentos e Participacoes S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	São Bento Energia, Investimentos e Participações S.A. (São Bento)
Headquarters	Curitiba/PR
Main activity	Control and management of interests
Interest	100.00%
Investor	Copel GeT
Nova Asa Branca I Energias Renovaveis S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Nova Asa Branca I Energias Renováveis S.A.
Headquarters	S. Miguel do Gostoso/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Copel GeT
Nova Asa Branca II Energias Renovaveis S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Nova Asa Branca II Energias Renováveis S.A.
Headquarters	Parazinho/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Copel GeT
Nova Asa Branca III Energias Renovaveis S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Nova Asa Branca III Energias Renováveis S.A.
Headquarters	Parazinho/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Copel GeT
Nova Eurus IV Energias Renovaveis S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Nova Eurus IV Energias Renováveis S.A.
Headquarters	Touros/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Copel GeT
Santa Maria Energias Renovaveis S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Santa Maria Energias Renováveis S.A.
Headquarters	Maracanaú/CE
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Copel GeT
Santa Helena Energias Renovaveis S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Santa Helena Energias Renováveis S.A.
Headquarters	Maracanaú/CE
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Copel GeT
Ventos de Santo Uriel S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Ventos de Santo Uriel S.A.
Headquarters	João Câmara/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Copel GeT
Cutia Empreendimentos Eolicos S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Cutia Empreendimentos Eólicos S.A. (Cutia)
Headquarters	Curitiba/PR
Main activity	Control and management of interests
Interest	100.00%
Investor	Copel GeT
Costa Oeste Transmissora de Energia S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Costa Oeste Transmissora de Energia S.A.
Headquarters	Curitiba/PR
Main activity	Transmission of electricity
Interest	100.00%
Investor	Copel GeT
Marumbi Transmissora de Energia S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Marumbi Transmissora de Energia S.A.
Headquarters	Curitiba/PR
Main activity	Transmission of electricity
Interest	100.00%
Investor	Copel GeT
Uirapuru Transmissora de Energia S.A [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Uirapuru Transmissora de Energia S.A
Headquarters	Curitiba/PR
Main activity	Transmission of electricity
Interest	100.00%
Investor	Copel GeT
Bela Vista Geracao de Energia S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Bela Vista Geração de Energia S.A.	[2]
Headquarters	Curitiba/PR	[2]
Main activity	Production of electricity	[2]
Interest	100.00%	[2]
Investor	Copel GeT	[2]
F.D.A. Geracao de Energia Eletrica S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	F.D.A. Geração de Energia Elétrica S.A. (FDA)
Headquarters	Curitiba/PR
Main activity	Production of electricity
Interest	100.00%
Investor	Copel GeT
Jandaira I Energias Renovaveis S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Jandaíra I Energias Renováveis S.A.	[2],[3]
Headquarters	Curitiba/PR	[2],[3]
Main activity	Production of electricity from wind sources	[2],[3]
Interest	100.00%	[2],[3]
Investor	Copel GeT	[2],[3]
Jandaira II Energias Renovaveis S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Jandaíra II Energias Renováveis S.A.	[2],[3]
Headquarters	Curitiba/PR	[2],[3]
Main activity	Production of electricity from wind sources	[2],[3]
Interest	100.00%	[2],[3]
Investor	Copel GeT	[2],[3]
Jandaira III Energias Renovaveis S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Jandaíra III Energias Renováveis S.A.	[2],[3]
Headquarters	Curitiba/PR	[2],[3]
Main activity	Production of electricity from wind sources	[2],[3]
Interest	100.00%	[2],[3]
Investor	Copel GeT	[2],[3]
Jandaira IV Energias Renovaveis S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Jandaíra IV Energias Renováveis S.A.	[2],[3]
Headquarters	Curitiba/PR	[2],[3]
Main activity	Production of electricity from wind sources	[2],[3]
Interest	100.00%	[2],[3]
Investor	Copel GeT	[2],[3]
GE Olho D'agua S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	GE Olho D’Água S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	São Bento
GE Boa Vista S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	GE Boa Vista S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	São Bento
GE Farol S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	GE Farol S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	São Bento
GE Sao Bento do Norte S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	GE São Bento do Norte S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	São Bento
Central Geradora Eolica Sao Bento do Norte I S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Central Geradora Eólica São Bento do Norte I S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Central Geradora Eolica Sao Bento do Norte II S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Central Geradora Eólica São Bento do Norte II S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Central Geradora Eolica Sao Bento do Norte III S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Central Geradora Eólica São Bento do Norte III S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Central Geradora Eolica Sao Miguel I S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Central Geradora Eólica São Miguel I S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Central Geradora Eolica Sao Miguel II S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Central Geradora Eólica São Miguel II S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Central Geradora Eolica Sao Miguel III S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Central Geradora Eólica São Miguel III S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Usina de Energia Eolica Guajiru S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Usina de Energia Eólica Guajiru S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Usina de Energia Eolica Jangada S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Usina de Energia Eólica Jangada S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Usina de Energia Eolica Potiguar S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Usina de Energia Eólica Potiguar S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Usina de Energia Eolica Cutia S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Usina de Energia Eólica Cutia S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Usina de Energia Eolica Maria Helena S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Usina de Energia Eólica Maria Helena S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Usina de Energia Eolica Esperanca do Nordeste S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Usina de Energia Eólica Esperança do Nordeste S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Usina de Energia Eolica Paraiso dos Ventos do Nordeste S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiary name	Usina de Energia Eólica Paraíso dos Ventos do Nordeste S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia

[1]	In October 2020 there was a change in the bylaws of Copel Renovaveis S.A. which included the change of the corporate name to Copel Servicos S.A.
[2]	Pre-operating stage.
[3]	SPEs established with a 99.99% interest in Copel GeT and 0.1% in Cutia. The transfer of all shares to Copel GeT is in progress.